Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended			24 Months Ended
	Jan. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2020
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash			¥ 99,239	¥ 104,197
Goodwill acquired		¥ 627,683	488,856	495,276	¥ 627,683	¥ 443,818
Bargain Purchase Gain		1,174	0	4,966
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		26,915	187,787	23,300
Real Estate Segment
Business Acquisition [Line Items]
Goodwill acquired		16,168	16,168	16,359	16,168	16,359
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		137
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Goodwill acquired		15,105	11,576	66,501	15,105	66,028
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			163,775
Corporate Financial Services and Maintenance Leasing | Yayoi Corporation
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net			163,016
ORIX USA
Business Acquisition [Line Items]
Goodwill acquired		151,582	141,000	128,318	151,582	129,246
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		4,116	15,815	4,261
Asia and Australia
Business Acquisition [Line Items]
Goodwill acquired		5,428	5,395	5,007	5,428	4,605
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		4,676	6,715	6,604
PE Investment and Concession
Business Acquisition [Line Items]
Goodwill acquired		206,751	99,938	122,464	206,751	89,455
Bargain Purchase Gain				601
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		2,367
Environmental And Energy
Business Acquisition [Line Items]
Bargain Purchase Gain				4,365
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		16,698	1,447	11,516
Aircraft and Ships
Business Acquisition [Line Items]
Goodwill acquired		0	0	0	0	¥ 0
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		(1,076)
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Goodwill acquired		17,644	49,393	59,186	17,644
Acquired intangible assets other than goodwill		31,087	39,977	30,595	31,087
DHC Corporation [Member]
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash		300,000
Goodwill acquired		109,680			109,680
Acquired intangible assets other than goodwill		84,300			84,300
Business acquisition, effective date of Acquisition	Jan. 31, 2023
DHC Corporation [Member] | Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs					¥ 3,435
Acquisition Other Than DHC Corporation
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash		60,876
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		¥ 26,915	¥ 187,787	¥ 23,300